Financial Results (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial income		R$ 1,032,837	R$ 932,049	R$ 895,119
Financial expenses		1,987,504	1,259,410	973,397
(-) Update of provision for destination of		(954,667)	(327,361)	(78,278)
PIS and Cofins credits		1,011,370		944,549
Financial result, net		(1,966,037)	(327,361)	866,271
Return On Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Financial income		463,255	163,888	80,704
Arrears Charges On Energy Bills [Member]
IfrsStatementLineItems [Line Items]
Financial income		274,308	326,217	271,966
Remuneration Of Net Sectorial Assets And Liabilities Expense [Member]
IfrsStatementLineItems [Line Items]
Financial income		146,753	35,902	20,168
Monetary Variation Over The Itaipu Power Purchase [Member]
IfrsStatementLineItems [Line Items]
Financial income		43,946	30,043	42,729
Recognition Of Tax Credit [Member]
IfrsStatementLineItems [Line Items]
Financial income		33,908	21,640
Monetary Variation And Adjust To Present Value Of Accounts Payable Related To The Concession [Member]
IfrsStatementLineItems [Line Items]
Financial income		2,720	5,373	2,322
Interest And Monetary Variation Of C R C Transfer Expense [Member]
IfrsStatementLineItems [Line Items]
Financial income	[1]		255,777	341,964
Exchange Variation On Loan Collateral [Member]
IfrsStatementLineItems [Line Items]
Financial income			9,243	35,089
Derivatives Fair Value Forward Contract [Member]
IfrsStatementLineItems [Line Items]
Financial income				24,511
Financial expenses		2,907	20,401
Other Financial Income [Member]
IfrsStatementLineItems [Line Items]
Financial income		109,800	125,594	160,100
Pis Pasep And Cofins Taxes On Interes On Capital [Member]
IfrsStatementLineItems [Line Items]
(-) Pis/Pasep and Cofins taxes on financial income		(41,853)	(41,628)	(84,434)
Monetary And Cambial Variation And Debt Charges [Member]
IfrsStatementLineItems [Line Items]
Financial expenses		1,479,057	855,814	607,569
Monetary Variation And Adjust To Present Value Of Accounts Payable Related To The Concession Expense [Member]
IfrsStatementLineItems [Line Items]
Financial expenses		142,673	200,629	192,848
P I S Pasep Cofins Taxes On Interest On Capital [Member]
IfrsStatementLineItems [Line Items]
Financial expenses		107,720	34,382	27,748
Interest On R And D And E E P [Member]
IfrsStatementLineItems [Line Items]
Financial expenses		34,644	14,814	12,550
Monetary Variation Over The Itaipu Power Purchase Expense [Member]
IfrsStatementLineItems [Line Items]
Financial expenses		27,584	58,814	75,478
Remuneration Of Net Sectorial Assets And Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial expenses		11,208	3,744	62
Interest And Monetary Variation Of C R C Transfer [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	[1]		1,788
Other Financial Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial expenses		R$ 181,711	R$ 69,024	R$ 57,142

[1]	The balance of the Account for Compensation of Income and Losses - CRC was settled by the Paraná State Government on August 10,2021, as detailed in Note 8 of the Financial Statements of December 31,2021.